Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details) - Pension Plan - Principal plan	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate	1.45%	2.00%
Inflation rate	3.05%	3.10%
Rate of increase for pensions	3.00%	2.90%
Rate of pay increase	2.75%	3.65%